Average Annual Total Returns - DWS Global Income Builder Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class S Blended Index 60/40 (reflects no deduction for fees, expenses or taxes) 1 Year	Class S Blended Index 60/40 (reflects no deduction for fees, expenses or taxes) 5 Years	Class S Blended Index 60/40 (reflects no deduction for fees, expenses or taxes) 10 Years	Class S Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Mar. 02, 1964	1.81%	7.41%	5.75%	0.90%	5.88%	4.26%	1.21%	5.32%	4.10%		5.19%	8.07%	6.06%	May 31, 1994	7.07%	7.83%	5.52%	Jul. 03, 1995	8.18%	8.93%	6.62%	Mar. 11, 2005	8.23%	8.91%	6.59%	16.25%	12.26%	9.13%	13.78%	9.59%	7.43%	7.58%	4.87%	4.16%